Taxes Payable and Amounts to be Refunded to Customers - Schedule of Taxes and Amounts to be Restituted to Customers (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current taxes payable	R$ 725		R$ 644
Non current Taxes payable	496		362
Total tax payable	1,221		1,006
Pasep and Cofins taxes to be reimbursed to customers	692		1,518	R$ 3,304	R$ 3,023
ICMS [member]
IfrsStatementLineItems [Line Items]
Current taxes payable	146		113
COFINS [member]
IfrsStatementLineItems [Line Items]
Current taxes payable	278	[1]	225
Non current Taxes payable	407		297
PIS/PASEP [member]
IfrsStatementLineItems [Line Items]
Current taxes payable	61		49
Non current Taxes payable	89		65
INSS [member]
IfrsStatementLineItems [Line Items]
Current taxes payable	59		54
Other Tax Authority [member]
IfrsStatementLineItems [Line Items]
Current taxes payable	181	[2]	203
PIS/PASEP and COFINS [member]
IfrsStatementLineItems [Line Items]
Current taxes payable	185		513
Non current Taxes payable	166		664
ICMS [Member]
IfrsStatementLineItems [Line Items]
Current taxes payable	R$ 341		R$ 341

[1]

PIS/Pasep and Cofins recorded in current liabilities include the deferral on the financial remuneration of the contract asset and on the construction and improvement revenues linked to the transmission contracts. For more information, see Note 15.

[2]	This includes the retention, at source, of income tax on the Interest on Equity declared. This tax was paid in the subsequent month, in accordance with the tax legislation. More details in note 25.